Accounts Receivable (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Accounts receivable
Gross accounts receivable	$ 1,185	$ 1,325
Allowance for credit losses	(21)	(25)
Net accounts receivable	1,164	1,300
Freight [Member]
Accounts receivable
Gross accounts receivable	966	1,051
Non-freight [Member]
Accounts receivable
Gross accounts receivable	$ 219	$ 274